Earnings per share	9 Months Ended
Sep. 30, 2024
Earnings per share
Earnings per share

15. Earnings per share

Basic earnings per share is calculated by dividing the Company’s consolidated net income (loss) by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated using CureVac’s weighted-average number of outstanding common shares including the dilutive effect of share-based awards as determined under the treasury stock method. The average market price is computed using the closing daily market prices for the period during which the options were outstanding. During the periods in which the Company reports net losses, diluted net loss per common share is the same as basic net loss per common share, because all potentially dilutive securities are anti-dilutive.

The following table shows the computation of weighted-average number of common shares (diluted):

	Three months ended September 30,		Nine months ended September 30,
	2023	2024	2023	2024
Weighted-average number of common shares outstanding (basic)	223,914,164	224,326,353	219,781,884	224,310,426
Effect of dilutive share-based awards	—	893,628	—	1,070,275
Weighted-average number of common shares (diluted)	223,914,164	225,219,981	219,781,884	225,380,701

Share options and RSUs of 1,821,871 were excluded from the computation of diluted weighted average number of shares for the three and nine months ended September 30, 2023, because their effect would have been antidilutive.